TAXES ON INCOME - Income before taxes on income is comprised (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TAXES ON INCOME
Domestic	$ 7,618	$ 5,110	$ 25,434
Foreign	7,478	9,262	8,749
Income before taxes on income	$ 15,096	$ 14,372	$ 34,183